Submission	Feb. 19, 2026
Submission [Line Items]
Central Index Key	0000910606
Registrant Name	REGENCY CENTERS CORP
Registration File Number	333-293495
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A